Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Subscription	$ 23,867	$ 18,233	$ 66,859	$ 50,417	$ 70,350	$ 41,602	$ 11,655
Professional services	1,634	1,306	4,944	3,583	4,965	4,003	1,318
Total revenue	25,501	19,539	71,803	54,000	75,315	45,605	12,973
Cost of revenue:
Cost of subscription	3,988	3,081	12,218	8,532	12,417	10,472	6,246
Cost of professional services	3,978	5,606	13,941	15,581	21,351	17,300	11,058
Total cost of revenue	7,966	8,687	26,159	24,113	33,768	27,772	17,304
Gross profit (loss)	17,535	10,852	45,644	29,887	41,547	17,833	(4,331)
Operating expenses:
Sales and marketing	13,143	16,731	44,877	50,835	67,414	62,065	33,742
Research and development	10,573	7,868	30,619	21,853	30,077	22,917	15,219
General and administrative	5,338	6,311	19,902	18,291	24,274	19,009	9,047
Total operating expenses	29,054	30,910	95,398	90,979	121,765	103,991	58,008
Operating loss	(11,519)	(20,058)	(49,754)	(61,092)	(80,218)	(86,158)	(62,339)
Other income, net	116	51	304	230	298	218	157
Net loss	$ (11,403)	$ (20,007)	$ (49,450)	$ (60,862)	$ (79,920)	$ (85,940)	$ (62,182)
Net loss per share, basic and diluted	$ (0.11)	$ (0.21)	$ (0.50)	$ (0.65)	$ (0.85)	$ (1.16)	$ (6.28)
Weighted-average shares used to compute basic and diluted net loss per share	103,147	94,409	99,734	93,343	93,753	74,381	9,895
Cost of Services, Licenses and Maintenance Agreements [Member]
Allocated Share-based Compensation Expense	$ 139	$ 96	$ 367	$ 196	$ 283	$ 180	$ 5
Technology Services Costs [Member]
Allocated Share-based Compensation Expense	456	647	1,468	1,522	2,175	1,220	120
Selling and Marketing Expense [Member]
Allocated Share-based Compensation Expense	2,190	2,058	6,644	5,883	7,705	5,933	919
Research and Development Expense [Member]
Allocated Share-based Compensation Expense	1,631	981	4,300	2,344	3,498	2,556	603
General and Administrative Expense [Member]
Allocated Share-based Compensation Expense	$ 1,236	$ 1,177	$ 3,476	$ 3,100	$ 4,169	$ 4,312	$ 780